Other Assets - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Contract balance related to imec	€ 88.8	€ 107.5
Prepaid income taxes on intercompany profit, not realized, current	159.2	100.9
Zeiss High-NA Funding Commitment [Member]
Related Party Transaction [Line Items]
Advance payments to Carl Zeiss SMT GmbH, non-current	€ 585.3	€ 533.4